Statements of Operations - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ 3,342,644			$ 3,044,024				$ 8,899,904	$ 7,545,628	$ 10,232,366	$ 2,753,966
General and administrative	1,984,890			1,909,536				6,459,578	5,592,727	8,433,448	3,397,169
Total operating expenses	5,327,534			4,953,560				15,359,482	13,138,355	18,665,814	6,151,135
Operating loss	(5,327,534)			(4,953,560)				(15,359,482)	(13,138,355)	(18,665,814)	(6,151,135)
Other income
Change in fair value of derivative liabilities											(867,000)
Change in fair value of warrant liability											(6,109)
Grant income	27,441			654,949			$ 696,669	895,786	696,669	(1,080,436)	(278,333)
Interest expense											(95,070)
Interest income	131			9,001				5,148	10,774	20,410	664
Total other income	27,572			663,950				900,934	707,443	1,100,846	(692,264)
Net loss	$ (5,299,962)	$ (4,341,653)	$ (4,816,934)	$ (4,289,610)	$ (4,671,232)	$ (3,470,070)		$ (14,458,548)	$ (12,430,912)	$ (17,564,968)	$ (6,843,399)
Weighted-average common shares outstanding, Basic	3,157,194			648,862				1,708,889	648,862	12,977,234	8,425,880
Weighted-average common shares outstanding, Diluted	3,157,194			648,862				1,708,889	648,862
Net loss per share, Basic	$ (1.68)			$ (6.61)				$ (8.46)	$ (19.16)	$ (1.35)	$ (0.81)
Net loss per share, Diluted	$ (1.68)			$ (6.61)				$ (8.46)	$ (19.16)